Short-Term and Long-Term Borrowings	6 Months Ended
Mar. 31, 2025
Short-Term and Long-Term Borrowings [Abstract]
SHORT-TERM AND LONG-TERM BORROWINGS

NOTE 11 – SHORT-TERM AND LONG-TERM BORROWINGS

Short-term and long-term borrowings consisted of the following as of March 31, 2025 and September 30, 2024:

	March 31, 2025	September 30, 2024
Short-term borrowings	$2,492,833	$1,249,765
Long-term borrowings
Current portion	$5,512	$-
Non-current portion	2,750,562	-
Total long-term borrowings	$2,756,074	$-

Short-term borrowings

Short-term borrowings outstanding at March 31, 2025 and September 30, 2024 were undue factored notes receivable with recourse as shown in Note 4. These notes receivable will be expired in no more than six months from March 31, 2025.

Long-term borrowings

Long-term borrowings consisted of the following at March 31, 2025:

Bank Name	Amount - RMB		Amount - USD	Issuance Date	Expiration Date	Interest
Agricultural Bank		10,000,000	$1,378,037	03/20/2025	03/19/2028	2.40%
Agricultural Bank		10,000,000	1,378,037	03/28/2025	03/27/2028	2.45%
Total	RMB	20,000,000	$2,756,074

No long-term borrowings were outstanding at September 30, 2024.

The following is a maturity analysis of long-term borrowings as of March 31, 2025:

	RMB	USD
Years ending March 31,
2026	40,000	5,512
2027	40,000	5,512
2028	19,920,000	2,745,050
2029	-	-
2030 and thereafter	-	-
Total	20,000,000	2,756,074

Pledges and Guarantees

The Company’s short-term and long-term bank borrowings are pledged by its assets as listed below:

	March 31, 2025	September 30, 2024
Buildings, net	$23,989	$23,860
Land use right, net	408,228	414,738
Total	$432,217	$438,598

Interest expense

For the six months ended March 31, 2025 and 2024, interest expense on all short-term borrowings, long-term borrowings and discounts on notes receivable amounted to $53,631 and $90,630, respectively.